EARNINGS PER SHARE AND DIVIDEND PER SHARE - Schedule of Dividend Per Share (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DIVIDEND PER SHARE
Declared dividend (in USD per share)	$ 5.10	$ 4.42	$ 4.63
Declared dividend for the year	$ 485.3	$ 370.9	$ 378.7
Dividends proposed (in USD per share)	$ 0	$ 1.36	$ 0
Dividends proposed	$ 0.0	$ 126.3	$ 0.0
Dividends recognised as distributions to shareholders (in USD per share)	$ 5.86	$ 7.01	$ 0
Dividend paid during the year	$ 553.3	$ 586.4	$ 166.7
Number of shares issued (in shares)	97,814,053	86,225,686	82,311,301
Number of treasury shares, end of period (in shares)	(493,371)	(493,371)	(493,371)	(493,400)
Number of shares outstanding (in shares)	97,300,000	85,700,000	81,800,000